KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2020 (UNAUDITED)

Number
of Shares			Value
		COMMON STOCKS - 99.4%

		Basic Materials - 2.3%
16,507		Innospec, Inc.	$1,497,680

		Communications - 9.1%
1,474		Alphabet, Inc. - Class A*	2,583,391
35,070		eBay, Inc.	1,762,268
5,350		Liberty SiriusXM Group - Class A *	231,066
30,880		Liberty SiriusXM Group - Class C *	1,343,589
			5,920,314
		Consumer Cyclical - 18.4%
2,142		AutoZone, Inc. *	2,539,212
24,219		Dollar Tree, Inc. *	2,616,621
58,411		Extended Stay America, Inc.	865,067
17,033		IAA, Inc. *	1,106,804
70,345		KAR Auction Services, Inc.	1,309,120
50,380		The Shyft Group, Inc.	1,429,784
16,843		Visteon Corp. *	2,114,133
			11,980,741
		Consumer Non Cyclical - 10.4%
17,586		Brink's Co.	1,266,192
29,261		Dentsply Sirona, Inc.	1,532,106
4,675		ICU Medical, Inc. *	1,002,741
12,270		IHS Markit Ltd.	1,102,214
12,423		Zimmer Biomet Holdings, Inc.	1,914,260
			6,817,513
		Energy - 1.0%
15,773		Marathon Petroleum Corp.	652,371

		Financial - 13.9%
9,800		Aon plc - Class A	2,070,446
35,211		Colliers International Group, Inc.	3,138,356
39,963		Heritage Insurance Holdings, Inc.	404,825
1,816		Markel Corp. *	1,876,473
27,024		Voya Financial, Inc.	1,589,281
			9,079,381
		Industrials - 24.6%
21,492		Arcosa, Inc.	1,180,556
7,654		Canadian Pacific Railway Ltd.	2,653,565
22,393		EMCOR Group, Inc.	2,048,064
6,865		L3Harris Technologies, Inc.	1,297,622
38,964		MasTec, Inc. *	2,656,566
19,485		Republic Services, Inc.	1,876,406
26,432		Stericycle, Inc. *	1,832,531
20,844		XPO Logistics, Inc. *	2,484,605
			16,029,915
		Technology - 17.3%
125,000		BlackBerry Ltd. - *	828,750
4,908		Broadcom, Inc.	2,148,968
33,325		Cognizant Technology Solutions Corp. - Class A	2,730,984
1,465		Constellation Software, Inc.	1,902,371
54,055		Dropbox, Inc. - Class A *	1,199,480
33,582		SS&C Technologies Holdings, Inc.	2,443,091
2,725		Topicus.com, Inc. *^	42,810
			11,296,454
		Utilities - 2.4%
79,769		Vistra Energy Corp.	1,568,259

		TOTAL COMMON STOCKS (Cost $34,989,656)	64,842,628

Number
of Shares
		SHORT-TERM INVESTMENT - 0.6%

399,740		First American Government Obligations Fund - Class X, 0.04% **	399,740
		(Cost $399,740)

		Total Investments (Cost $35,389,396) - 100.0%	65,242,368

		Other Assets and Liabilities, Net - 0.0%	(24,814)

		TOTAL NET ASSETS - 100.0%	$65,217,554

	*	Non-income producing security.
	**	Rate in effect as of December 31, 2020.
	^	Security is considered illiquid and is categorized in Level 3 of the fair value heirarchy. This Level 3 illiquid security has a fair value of $42,810, which represents 0.07% of total net assets.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$64,799,818	$-	$42,810	$64,842,628
Short-Term Investment	399,740	-	-	399,740
Total Investments	$65,199,558	$-	$42,810	$65,242,368

Refer to the Schedule of Investments for industry classifications.